Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial liabilities [line items]
Long-term debt	$ 391.0	[1]	$ 451.8
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt	391.0
Syndicated credit facility [member]
Disclosure of financial liabilities [line items]
Long-term debt	321.5		$ 395.0
Syndicated credit facility [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt	$ 321.5

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.